UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2018

FID-QTLY-1118
1.808776.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.6%
Aptiv PLC	267,415	$22,436
Lear Corp.	33,600	4,872
		27,308
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc. (a)	191,028	13,752
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza, Inc.	54,000	15,919
Vail Resorts, Inc.	17,000	4,665
Wyndham Destinations, Inc.	580,000	25,149
Wyndham Hotels & Resorts, Inc.	612,000	34,009
		79,742
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	98,100	196,494
The Booking Holdings, Inc. (a)	25,200	49,997
		246,491
Media - 0.5%
Comcast Corp. Class A	710,000	25,141
Specialty Retail - 3.6%
Home Depot, Inc.	389,000	80,581
Lowe's Companies, Inc.	510,000	58,558
TJX Companies, Inc.	311,917	34,941
		174,080

TOTAL CONSUMER DISCRETIONARY		566,514

CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	110,000	5,561
PepsiCo, Inc.	180,000	20,124
		25,685
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	238,000	55,901
Walmart, Inc.	614,321	57,691
		113,592
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	240,000	34,877
Tobacco - 0.8%
Philip Morris International, Inc.	440,150	35,890

TOTAL CONSUMER STAPLES		210,044

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips Co.	700,000	54,180
Marathon Petroleum Corp.	224,700	17,969
Phillips 66 Co.	233,000	26,264
Valero Energy Corp.	466,071	53,016
		151,429
FINANCIALS - 16.7%
Banks - 9.8%
Bank of America Corp.	5,265,000	155,107
Citigroup, Inc.	667,066	47,855
JPMorgan Chase & Co.	1,776,000	200,404
SunTrust Banks, Inc.	991,000	66,189
		469,555
Capital Markets - 3.2%
Ameriprise Financial, Inc.	191,000	28,203
Charles Schwab Corp.	124,648	6,126
E*TRADE Financial Corp. (a)	456,000	23,890
MSCI, Inc.	217,600	38,604
S&P Global, Inc.	291,200	56,898
		153,721
Insurance - 3.7%
AFLAC, Inc.	1,430,931	67,354
Allstate Corp.	640,000	63,168
Marsh & McLennan Companies, Inc.	90,000	7,445
Progressive Corp.	500,000	35,520
		173,487

TOTAL FINANCIALS		796,763

HEALTH CARE - 17.7%
Biotechnology - 4.0%
AbbVie, Inc.	559,000	52,870
Amgen, Inc.	256,200	53,108
Celgene Corp. (a)	408,400	36,548
Gilead Sciences, Inc.	620,000	47,870
		190,396
Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	630,000	46,217
Baxter International, Inc.	442,000	34,074
Becton, Dickinson & Co.	231,000	60,291
Boston Scientific Corp. (a)	670,000	25,795
Danaher Corp.	468,000	50,853
Intuitive Surgical, Inc. (a)	57,000	32,718
ResMed, Inc.	174,000	20,069
		270,017
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	53,025	4,890
Cigna Corp.	335,000	69,764
Elanco Animal Health, Inc.	22,400	782
Humana, Inc.	189,300	64,082
UnitedHealth Group, Inc.	543,969	144,718
Wellcare Health Plans, Inc. (a)	87,700	28,107
		312,343
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	83,000	5,855
Illumina, Inc. (a)	22,000	8,075
Waters Corp. (a)	40,000	7,787
		21,717
Pharmaceuticals - 1.1%
Johnson & Johnson	310,000	42,833
Zoetis, Inc. Class A	124,520	11,401
		54,234

TOTAL HEALTH CARE		848,707

INDUSTRIALS - 7.7%
Aerospace & Defense - 4.2%
Huntington Ingalls Industries, Inc.	186,300	47,708
Northrop Grumman Corp.	129,000	40,941
Raytheon Co.	390,000	80,597
The Boeing Co.	81,041	30,139
		199,385
Building Products - 0.2%
Masco Corp.	278,350	10,188
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	98,800	5,091
KAR Auction Services, Inc.	468,457	27,962
		33,053
Electrical Equipment - 0.8%
AMETEK, Inc.	60,000	4,747
Fortive Corp. (b)	415,000	34,943
		39,690
Industrial Conglomerates - 0.9%
3M Co.	190,000	40,035
Machinery - 0.1%
Cummins, Inc.	38,000	5,551
Road & Rail - 0.8%
Norfolk Southern Corp.	218,000	39,349

TOTAL INDUSTRIALS		367,251

INFORMATION TECHNOLOGY - 34.0%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	648,002	60,925
Internet Software & Services - 7.1%
Alphabet, Inc.:
Class A (a)	171,000	206,411
Class C (a)	25,000	29,837
Facebook, Inc. Class A (a)	634,900	104,416
		340,664
IT Services - 3.7%
Adyen BV (c)	2,400	1,959
MasterCard, Inc. Class A	327,000	72,793
PayPal Holdings, Inc. (a)	60,000	5,270
Visa, Inc. Class A	630,000	94,557
		174,579
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	463,617	17,919
Intel Corp.	1,325,100	62,664
Lam Research Corp.	165,000	25,031
ON Semiconductor Corp. (a)	782,523	14,422
Texas Instruments, Inc.	494,300	53,033
		173,069
Software - 12.7%
Activision Blizzard, Inc.	264,148	21,974
Adobe Systems, Inc. (a)	260,000	70,187
Black Knight, Inc. (a)	132,100	6,863
Check Point Software Technologies Ltd. (a)	141,000	16,591
Citrix Systems, Inc. (a)	501,200	55,713
Electronic Arts, Inc. (a)	343,400	41,376
Microsoft Corp.	2,467,939	282,256
Parametric Technology Corp. (a)	196,000	20,813
Red Hat, Inc. (a)	113,000	15,400
Salesforce.com, Inc. (a)	275,256	43,774
Take-Two Interactive Software, Inc. (a)	243,000	33,532
		608,479
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,187,000	267,953

TOTAL INFORMATION TECHNOLOGY		1,625,669

MATERIALS - 1.0%
Chemicals - 1.0%
LyondellBasell Industries NV Class A	54,000	5,536
Sherwin-Williams Co.	53,400	24,308
The Chemours Co. LLC	501,000	19,759
		49,603
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	202,000	29,351
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	240,000	16,843
UTILITIES - 1.3%
Electric Utilities - 1.0%
NextEra Energy, Inc.	292,000	48,939
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	362,000	13,539

TOTAL UTILITIES		62,478

TOTAL COMMON STOCKS
(Cost $2,952,832)		4,724,652

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (d)	70,263,649	70,278
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	25,999,300	26,002
TOTAL MONEY MARKET FUNDS
(Cost $96,280)		96,280
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,049,112)		4,820,932
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(38,943)
NET ASSETS - 100%		$4,781,989

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,959,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$357
Fidelity Securities Lending Cash Central Fund	1
Total	$358

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2018

CII-QTLY-1118
1.808775.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	110,300	$12,442
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	6,700	1,975
Hilton Worldwide Holdings, Inc.	113,612	9,178
Wingstop, Inc.	82,300	5,619
		16,772
Household Durables - 0.4%
Panasonic Corp.	666,400	7,724
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	66,500	133,200
Media - 1.0%
Charter Communications, Inc. Class A (a)	58,600	19,097
China Literature Ltd. (a)(b)	286	2
		19,099
Specialty Retail - 3.8%
Home Depot, Inc.	306,024	63,393
Ross Stores, Inc.	20,800	2,061
Ulta Beauty, Inc. (a)	40,300	11,369
		76,823
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	37,780	13,350
Michael Kors Holdings Ltd. (a)	34,900	2,393
Pinduoduo, Inc. ADR (c)	15,000	394
Puma AG	208	103
		16,240

TOTAL CONSUMER DISCRETIONARY		282,300

CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	39,100	8,431
Fever-Tree Drinks PLC	99,067	4,659
Kweichow Moutai Co. Ltd. (A Shares)	48,729	5,179
Monster Beverage Corp. (a)	80,700	4,703
Pernod Ricard SA ADR	133,100	4,356
		27,328
Food & Staples Retailing - 0.1%
BJ's Wholesale Club Holdings, Inc.	84,200	2,255
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	38,000	5,007
The Simply Good Foods Co. (a)	146,800	2,855
		7,862
Household Products - 0.5%
Energizer Holdings, Inc.	167,600	9,830
Personal Products - 1.4%
Coty, Inc. Class A	321,300	4,036
Estee Lauder Companies, Inc. Class A	81,900	11,902
Unilever NV (NY Reg.)	231,400	12,854
		28,792

TOTAL CONSUMER STAPLES		76,067

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc. (a)	549,600	38,192
Reliance Industries Ltd.	697,453	12,100
		50,292
FINANCIALS - 8.3%
Banks - 2.7%
First Republic Bank	147,000	14,112
HDFC Bank Ltd.	36,455	1,007
HDFC Bank Ltd. sponsored ADR	42,900	4,037
JPMorgan Chase & Co.	180,100	20,322
M&T Bank Corp.	83,800	13,788
Metro Bank PLC (a)	25,300	981
		54,247
Capital Markets - 5.6%
Charles Schwab Corp.	1,023,500	50,305
CME Group, Inc.	220,445	37,522
JMP Group, Inc.	75,200	399
MSCI, Inc.	78,800	13,980
The Blackstone Group LP	276,600	10,533
		112,739
Diversified Financial Services - 0.0%
Prosegur Cash SA (b)	373,447	819

TOTAL FINANCIALS		167,805

HEALTH CARE - 11.9%
Biotechnology - 2.8%
AC Immune SA (a)	140,900	1,127
Acceleron Pharma, Inc. (a)	39,500	2,261
Affimed NV (a)	200,400	872
Biogen, Inc. (a)	62,000	21,905
Calyxt, Inc. (a)	100,888	1,541
Cytokinetics, Inc. (a)	147,971	1,458
Insmed, Inc. (a)	343,378	6,943
Prothena Corp. PLC (a)	96,400	1,261
Rubius Therapeutics, Inc.	18,700	449
Vertex Pharmaceuticals, Inc. (a)	94,693	18,251
		56,068
Health Care Equipment & Supplies - 5.4%
Becton, Dickinson & Co.	133,000	34,713
Boston Scientific Corp. (a)	459,700	17,698
Danaher Corp.	120,755	13,121
Intuitive Surgical, Inc. (a)	63,800	36,621
ResMed, Inc.	54,000	6,228
		108,381
Health Care Providers & Services - 0.9%
Elanco Animal Health, Inc.	9,400	328
National Vision Holdings, Inc.	5,600	253
Neuronetics, Inc.	4,200	135
UnitedHealth Group, Inc.	64,600	17,186
		17,902
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	56,600	6,162
Life Sciences Tools & Services - 0.5%
Codexis, Inc. (a)	81,800	1,403
Mettler-Toledo International, Inc. (a)	8,600	5,237
Sartorius Stedim Biotech	27,000	3,715
		10,355
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	698,100	27,624
Mallinckrodt PLC (a)	173,600	5,088
Mylan NV (a)	232,000	8,491
		41,203

TOTAL HEALTH CARE		240,071

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.4%
TransDigm Group, Inc.	19,727	7,344
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	237,500	12,238
Electrical Equipment - 2.1%
AMETEK, Inc.	198,400	15,697
Fortive Corp. (c)	232,127	19,545
Nidec Corp.	43,000	6,186
		41,428
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	28,914	8,565
Machinery - 1.9%
Allison Transmission Holdings, Inc.	466,400	24,257
Gardner Denver Holdings, Inc. (a)	481,300	13,640
Rational AG	2,000	1,449
		39,346
Professional Services - 1.1%
IHS Markit Ltd. (a)	170,000	9,173
TransUnion Holding Co., Inc.	178,100	13,105
		22,278

TOTAL INDUSTRIALS		131,199

INFORMATION TECHNOLOGY - 45.0%
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	20,700	1,946
Cognex Corp.	111,300	6,213
Zebra Technologies Corp. Class A (a)	31,500	5,570
		13,729
Internet Software & Services - 12.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	64,500	10,627
Alphabet, Inc. Class A (a)	114,152	137,787
DocuSign, Inc. (c)	5,200	273
Dropbox, Inc. Class A (a)	8,800	236
Facebook, Inc. Class A (a)	149,591	24,602
GoDaddy, Inc. (a)	186,000	15,511
MercadoLibre, Inc.	21,200	7,218
NetEase, Inc. ADR	15,000	3,424
Shopify, Inc. Class A (a)	44,500	7,314
Stamps.com, Inc. (a)	79,171	17,908
Tencent Holdings Ltd.	337,800	13,793
VeriSign, Inc. (a)	96,100	15,388
Wix.com Ltd. (a)	900	108
		254,189
IT Services - 7.6%
Adyen BV (b)	4,037	3,295
Fidelity National Information Services, Inc.	127,700	13,928
Global Payments, Inc.	108,100	13,772
MasterCard, Inc. Class A	69,500	15,471
PayPal Holdings, Inc. (a)	343,700	30,191
Square, Inc. (a)	130,300	12,901
Visa, Inc. Class A	429,596	64,478
		154,036
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	48,200	9,063
Broadcom, Inc.	23,200	5,724
Cree, Inc. (a)	66,200	2,507
Maxim Integrated Products, Inc.	153,705	8,667
Monolithic Power Systems, Inc.	36,818	4,622
NVIDIA Corp.	103,300	29,029
Semtech Corp. (a)	79,000	4,392
		64,004
Software - 16.3%
Activision Blizzard, Inc.	173,887	14,466
Adobe Systems, Inc. (a)	210,900	56,932
Autodesk, Inc. (a)	83,600	13,051
Avalara, Inc. (c)	2,575	90
Black Knight, Inc. (a)	189,700	9,855
Electronic Arts, Inc. (a)	108,434	13,065
Intuit, Inc.	115,400	26,242
Microsoft Corp.	1,184,800	135,506
Pluralsight, Inc.	38,900	1,245
Red Hat, Inc. (a)	86,500	11,788
Salesforce.com, Inc. (a)	228,464	36,333
Splunk, Inc. (a)	55,500	6,711
Zscaler, Inc. (a)	80,172	3,269
		328,553
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	417,100	94,156

TOTAL INFORMATION TECHNOLOGY		908,667

MATERIALS - 3.3%
Chemicals - 3.2%
CF Industries Holdings, Inc.	199,800	10,877
DowDuPont, Inc.	367,700	23,647
Sherwin-Williams Co.	25,100	11,426
The Chemours Co. LLC	205,000	8,085
Umicore SA	207,391	11,599
		65,634
Containers & Packaging - 0.1%
Aptargroup, Inc.	18,300	1,972

TOTAL MATERIALS		67,606

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	227,200	33,012
TOTAL COMMON STOCKS
(Cost $1,287,037)		1,957,019

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	239,736	5
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	7,174	2,114
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	162,572	7,929
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	48,212	47
TOTAL INFORMATION TECHNOLOGY		7,976

TOTAL CONVERTIBLE PREFERRED STOCKS		10,095

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	269,900	2,964
TOTAL PREFERRED STOCKS
(Cost $8,977)		13,059

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.11% (f)	32,933,884	32,940
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	20,850,072	20,852
TOTAL MONEY MARKET FUNDS
(Cost $53,792)		53,792
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,349,806)		2,023,870
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,862)
NET ASSETS - 100%		$2,020,008

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,116,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,095,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$137
Fidelity Securities Lending Cash Central Fund	5
Total	$142

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$282,305	$261,226	$21,074	$5
Consumer Staples	76,067	76,067	--	--
Energy	50,292	50,292	--	--
Financials	170,769	169,762	1,007	--
Health Care	242,185	240,071	--	2,114
Industrials	131,199	131,199	--	--
Information Technology	916,643	894,874	13,793	7,976
Materials	67,606	67,606	--	--
Real Estate	33,012	33,012	--	--
Money Market Funds	53,792	53,792	--	--
Total Investments in Securities:	$2,023,870	$1,977,901	$35,874	$10,095

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2018

GII-QTLY-1118
1.808770.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.1%
General Motors Co.	50,400	$1,696,968
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp.	8,200	466,088
Media - 5.1%
Charter Communications, Inc. Class A (a)	21,300	6,941,244
Comcast Corp. Class A	1,831,800	64,864,038
The Walt Disney Co.	238,700	27,913,578
Vivendi SA	228,700	5,881,492
		105,600,352
Multiline Retail - 0.2%
Target Corp.	56,300	4,966,223
Specialty Retail - 2.2%
Lowe's Companies, Inc.	292,000	33,527,440
TJX Companies, Inc. (b)	96,500	10,809,930
		44,337,370

TOTAL CONSUMER DISCRETIONARY		157,067,001

CONSUMER STAPLES - 8.9%
Beverages - 2.1%
PepsiCo, Inc.	72,705	8,128,419
The Coca-Cola Co.	747,600	34,531,644
		42,660,063
Food & Staples Retailing - 1.7%
Walmart, Inc.	368,700	34,624,617
Food Products - 0.0%
The Hershey Co.	2,100	214,200
Household Products - 1.8%
Kimberly-Clark Corp.	21,700	2,465,988
Procter & Gamble Co.	431,000	35,872,130
		38,338,118
Tobacco - 3.3%
Altria Group, Inc.	819,205	49,406,254
British American Tobacco PLC sponsored ADR	411,700	19,197,571
		68,603,825

TOTAL CONSUMER STAPLES		184,440,823

ENERGY - 12.8%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	252,800	8,552,224
Schlumberger Ltd.	93,100	5,671,652
TechnipFMC PLC	39,700	1,240,625
		15,464,501
Oil, Gas & Consumable Fuels - 12.1%
BP PLC sponsored ADR	639,249	29,469,379
Cenovus Energy, Inc. (Canada)	1,842,600	18,502,320
Chevron Corp.	555,000	67,865,400
Equinor ASA sponsored ADR (c)	618,000	17,427,600
Exxon Mobil Corp.	930,500	79,111,110
Imperial Oil Ltd.	251,100	8,126,025
Suncor Energy, Inc.	651,100	25,194,115
The Williams Companies, Inc.	137,660	3,742,975
		249,438,924

TOTAL ENERGY		264,903,425

FINANCIALS - 19.4%
Banks - 15.4%
Bank of America Corp.	2,780,300	81,907,638
Citigroup, Inc.	809,570	58,078,552
JPMorgan Chase & Co.	638,800	72,082,192
PNC Financial Services Group, Inc.	159,300	21,695,067
U.S. Bancorp	545,300	28,797,293
Wells Fargo & Co.	1,046,130	54,984,593
		317,545,335
Capital Markets - 3.0%
Charles Schwab Corp.	210,700	10,355,905
Goldman Sachs Group, Inc.	12,200	2,735,728
Morgan Stanley	359,100	16,723,287
State Street Corp.	388,000	32,506,640
		62,321,560
Insurance - 1.0%
Chubb Ltd.	22,400	2,993,536
Marsh & McLennan Companies, Inc.	86,980	7,194,986
MetLife, Inc.	172,900	8,077,888
The Travelers Companies, Inc.	8,000	1,037,680
		19,304,090

TOTAL FINANCIALS		399,170,985

HEALTH CARE - 15.6%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	125,300	17,417,953
Amgen, Inc.	56,043	11,617,153
Biogen, Inc. (a)	12,300	4,345,713
Intercept Pharmaceuticals, Inc. (a)	47,200	5,964,192
		39,345,011
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	8,300	2,166,300
Boston Scientific Corp. (a)	262,100	10,090,850
Danaher Corp.	37,500	4,074,750
Medtronic PLC	70,613	6,946,201
		23,278,101
Health Care Providers & Services - 5.6%
Anthem, Inc.	58,800	16,114,140
Cardinal Health, Inc.	122,600	6,620,400
Cigna Corp.	60,600	12,619,950
CVS Health Corp.	486,400	38,289,408
Humana, Inc.	21,400	7,244,328
McKesson Corp.	144,700	19,194,455
UnitedHealth Group, Inc.	53,900	14,339,556
		114,422,237
Pharmaceuticals - 7.0%
Allergan PLC	28,600	5,447,728
AstraZeneca PLC sponsored ADR	194,800	7,708,236
Bayer AG	155,426	13,786,390
Eli Lilly & Co.	65,500	7,028,805
GlaxoSmithKline PLC sponsored ADR	800,400	32,152,068
Johnson & Johnson	405,700	56,055,569
Novartis AG sponsored ADR	41,600	3,584,256
Sanofi SA	116,309	10,391,887
Teva Pharmaceutical Industries Ltd. sponsored ADR	370,000	7,969,800
		144,124,739

TOTAL HEALTH CARE		321,170,088

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	23,200	4,749,504
United Technologies Corp.	304,600	42,586,126
		47,335,630
Air Freight & Logistics - 1.9%
FedEx Corp.	26,400	6,356,856
United Parcel Service, Inc. Class B	274,200	32,012,850
		38,369,706
Industrial Conglomerates - 1.7%
General Electric Co.	3,187,800	35,990,262
Road & Rail - 2.5%
Norfolk Southern Corp.	89,200	16,100,600
Union Pacific Corp.	212,690	34,632,313
		50,732,913

TOTAL INDUSTRIALS		172,428,511

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	628,600	30,581,390
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A (a)	15,450	18,649,386
Class C (a)	15,026	17,933,080
		36,582,466
IT Services - 3.1%
IBM Corp.	19,700	2,978,837
MasterCard, Inc. Class A	59,200	13,178,512
Visa, Inc. Class A	312,100	46,843,089
		63,000,438
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	111,400	4,305,610
Qualcomm, Inc.	565,400	40,725,762
		45,031,372
Software - 8.3%
Adobe Systems, Inc. (a)	42,600	11,499,870
Microsoft Corp.	1,025,200	117,252,122
Oracle Corp.	605,732	31,231,542
SAP SE sponsored ADR	92,500	11,377,500
		171,361,034
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	379,007	85,557,040

TOTAL INFORMATION TECHNOLOGY		432,113,740

MATERIALS - 1.3%
Chemicals - 0.9%
DowDuPont, Inc.	153,967	9,901,618
LyondellBasell Industries NV Class A	90,000	9,225,900
		19,127,518
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (c)	168,300	8,388,072

TOTAL MATERIALS		27,515,590

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	42,800	6,218,840
Crown Castle International Corp.	4,000	445,320
Equinix, Inc.	16,800	7,272,552
Public Storage	11,600	2,338,908
Simon Property Group, Inc.	1,200	212,100
		16,487,720
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	108,947	3,658,440
Verizon Communications, Inc.	665,325	35,521,702
		39,180,142
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	262,700	11,469,482
TOTAL COMMON STOCKS
(Cost $1,308,508,534)		2,025,947,507

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $1,940,000)	38,800	2,540,240

Other - 0.2%
ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $9,242,241)	9,242,241	4,561,970

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.11% (g)	32,087,246	32,093,664
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	22,517,874	22,520,126
TOTAL MONEY MARKET FUNDS
(Cost $54,613,790)		54,613,790
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,374,304,565)		2,087,663,507
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(26,023,369)
NET ASSETS - 100%		$2,061,640,138

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
TJX Companies, Inc.	Chicago Board Options Exchange	445	$4,984,890	$97.50	10/19/18	$(654,150)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $4,984,890.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,561,970 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,730
Fidelity Securities Lending Cash Central Fund	39,221
Total	$107,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$157,067,001	$151,185,509	$5,881,492	$--
Consumer Staples	184,440,823	184,440,823	--	--
Energy	264,903,425	264,903,425	--	--
Financials	399,170,985	399,170,985	--	--
Health Care	323,710,328	296,991,811	26,718,517	--
Industrials	172,428,511	172,428,511	--	--
Information Technology	432,113,740	432,113,740	--	--
Materials	27,515,590	27,515,590	--	--
Real Estate	16,487,720	16,487,720	--	--
Telecommunication Services	39,180,142	39,180,142	--	--
Utilities	11,469,482	11,469,482	--	--
Other	4,561,970	--	--	4,561,970
Money Market Funds	54,613,790	54,613,790	--	--
Total Investments in Securities:	$2,087,663,507	$2,050,501,528	$32,600,009	$4,561,970
Derivative Instruments:
Liabilities
Written Options	$(654,150)	$(654,150)	$--	$--
Total Liabilities	$(654,150)	$(654,150)	$--	$--
Total Derivative Instruments:	$(654,150)	$(654,150)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund (formerly Fidelity® Series Growth & Income Fund)

September 30, 2018

MHT-QTLY-1118
1.951037.105

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
		Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.1%
Gentex Corp.		508,900	$10,920,994
Automobiles - 0.1%
General Motors Co.		345,700	11,639,719
Hotels, Restaurants & Leisure - 0.4%
Cedar Fair LP (depositary unit)		107,600	5,603,808
Dunkin' Brands Group, Inc.		583,600	43,022,992
Starbucks Corp.		61,200	3,478,608
			52,105,408
Media - 5.0%
Comcast Corp. Class A		12,589,580	445,797,028
Interpublic Group of Companies, Inc.		3,654,300	83,573,841
Omnicom Group, Inc.		427,700	29,092,154
The Walt Disney Co.		1,325,400	154,992,276
Viacom, Inc. Class B (non-vtg.)		301,200	10,168,512
Vivendi SA		1,540,900	39,627,417
			763,251,228
Multiline Retail - 0.2%
Target Corp.		384,638	33,928,918
Specialty Retail - 2.6%
L Brands, Inc.		1,536,200	46,546,860
Lowe's Companies, Inc.		1,544,377	177,325,367
Ross Stores, Inc.		616,200	61,065,420
TJX Companies, Inc. (a)		1,035,800	116,030,316
			400,967,963

TOTAL CONSUMER DISCRETIONARY			1,272,814,230

CONSUMER STAPLES - 8.2%
Beverages - 1.3%
The Coca-Cola Co.		4,233,316	195,536,866
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.		474,800	34,612,920
Walmart, Inc.		2,167,700	203,568,707
			238,181,627
Food Products - 0.4%
The Hershey Co.		517,300	52,764,600
The Kraft Heinz Co.		65,100	3,587,661
			56,352,261
Household Products - 1.6%
Kimberly-Clark Corp.		385,200	43,774,128
Procter & Gamble Co.		2,176,587	181,157,336
Spectrum Brands Holdings, Inc.		277,600	20,742,272
			245,673,736
Tobacco - 3.3%
Altria Group, Inc.		5,992,000	361,377,520
British American Tobacco PLC sponsored ADR		3,148,100	146,795,903
			508,173,423

TOTAL CONSUMER STAPLES			1,243,917,913

ENERGY - 13.1%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A		2,254,500	76,269,735
Nabors Industries Ltd.		1,538,000	9,474,080
National Oilwell Varco, Inc.		1,065,100	45,884,508
Oceaneering International, Inc.		1,473,430	40,666,668
Schlumberger Ltd.		708,900	43,186,188
TechnipFMC PLC		290,700	9,084,375
			224,565,554
Oil, Gas & Consumable Fuels - 11.6%
BP PLC sponsored ADR		3,437,930	158,488,573
Cabot Oil & Gas Corp.		2,281,500	51,379,380
Cenovus Energy, Inc.		76,100	763,283
Cenovus Energy, Inc. (Canada)		18,034,751	181,094,507
Chevron Corp.		2,633,823	322,063,876
Enterprise Products Partners LP		726,100	20,860,853
Equinor ASA sponsored ADR		3,616,000	101,971,200
Exxon Mobil Corp.		6,082,800	517,159,656
Golar LNG Ltd.		612,787	17,035,479
Imperial Oil Ltd.		1,754,600	56,781,853
Kosmos Energy Ltd. (b)		5,242,600	49,018,310
Legacy Reserves, Inc. (b)		2,251,567	10,920,100
Suncor Energy, Inc.		4,770,500	184,593,032
Teekay LNG Partners LP		743,600	12,418,120
The Williams Companies, Inc.		2,840,302	77,227,811
			1,761,776,033

TOTAL ENERGY			1,986,341,587

FINANCIALS - 19.2%
Banks - 12.8%
Bank of America Corp.		16,230,842	478,160,605
Citigroup, Inc. (a)		4,917,914	352,811,150
First Hawaiian, Inc.		721,000	19,582,360
JPMorgan Chase & Co.		3,439,637	388,128,639
M&T Bank Corp.		51,790	8,521,527
PNC Financial Services Group, Inc.		900,068	122,580,261
SunTrust Banks, Inc. (a)		2,032,090	135,723,291
U.S. Bancorp		2,566,110	135,516,269
Wells Fargo & Co.		5,835,999	306,740,107
			1,947,764,209
Capital Markets - 5.1%
Apollo Global Management LLC Class A		742,300	25,646,465
Brookfield Asset Management, Inc.		107,600	4,791,428
Charles Schwab Corp.		1,416,435	69,617,780
KKR & Co. LP		3,553,889	96,914,553
Morgan Stanley		1,842,780	85,818,265
Northern Trust Corp.		1,803,261	184,167,046
Oaktree Capital Group LLC Class A		792,924	32,827,054
S&P Global, Inc.		232,000	45,330,480
State Street Corp.		2,711,175	227,142,242
Virtu Financial, Inc. Class A		279,700	5,719,865
			777,975,178
Insurance - 1.0%
Chubb Ltd.		176,200	23,547,368
Marsh & McLennan Companies, Inc.		498,226	41,213,255
MetLife, Inc.		1,376,200	64,296,064
The Travelers Companies, Inc.		178,400	23,140,264
			152,196,951
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		2,026,616	41,890,153

TOTAL FINANCIALS			2,919,826,491

HEALTH CARE - 14.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (b)		770,900	107,162,809
Amgen, Inc.		348,227	72,183,975
AnaptysBio, Inc. (b)		25,100	2,504,227
Intercept Pharmaceuticals, Inc. (b)		312,065	39,432,533
			221,283,544
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.		36,200	9,448,200
Boston Scientific Corp. (b)		727,000	27,989,500
Danaher Corp.		507,200	55,112,352
Fisher & Paykel Healthcare Corp.		741,573	7,397,853
ResMed, Inc.		101,000	11,649,340
Steris PLC		115,600	13,224,640
Zimmer Biomet Holdings, Inc.		112,900	14,842,963
			139,664,848
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.		1,093,200	100,814,904
Anthem, Inc.		333,400	91,368,270
Cardinal Health, Inc.		1,941,600	104,846,400
Cigna Corp.		554,400	115,453,800
CVS Health Corp.		3,534,110	278,205,139
Fresenius Medical Care AG & Co. KGaA sponsored ADR		371,200	19,087,104
HCA Holdings, Inc.		87,900	12,228,648
Humana, Inc.		112,200	37,981,944
McKesson Corp.		889,777	118,028,919
Patterson Companies, Inc.		1,615,810	39,506,555
UnitedHealth Group, Inc.		255,700	68,026,428
			985,548,111
Pharmaceuticals - 5.5%
Allergan PLC		101,800	19,390,864
AstraZeneca PLC sponsored ADR		1,491,100	59,002,827
Bayer AG		1,190,742	105,619,611
Eli Lilly & Co.		228,200	24,488,142
GlaxoSmithKline PLC sponsored ADR		5,988,940	240,575,720
Johnson & Johnson		1,706,444	235,779,367
Novartis AG sponsored ADR		131,662	11,343,998
Perrigo Co. PLC		327,900	23,215,320
Sanofi SA		582,996	52,089,077
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,773,033	59,731,131
			831,236,057

TOTAL HEALTH CARE			2,177,732,560

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.		352,300	72,122,856
Meggitt PLC		437,027	3,226,333
Rolls-Royce Holdings PLC		2,505,300	32,231,683
United Technologies Corp.		1,714,220	239,665,098
			347,245,970
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		459,500	44,994,240
Expeditors International of Washington, Inc.		47,700	3,507,381
United Parcel Service, Inc. Class B		1,782,605	208,119,134
			256,620,755
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc. (c)		535,100	21,735,762
Ritchie Brothers Auctioneers, Inc.		41,600	1,501,162
Stericycle, Inc. (b)		168,511	9,888,225
			33,125,149
Electrical Equipment - 0.9%
Acuity Brands, Inc.		427,500	67,203,000
Hubbell, Inc. Class B		380,740	50,855,442
Melrose Industries PLC		586,600	1,528,384
Rockwell Automation, Inc.		57,700	10,819,904
			130,406,730
Industrial Conglomerates - 1.6%
3M Co.		58,300	12,284,393
General Electric Co.		20,960,722	236,646,551
			248,930,944
Machinery - 1.1%
Donaldson Co., Inc.		453,900	26,444,214
Flowserve Corp.		1,633,400	89,330,646
PACCAR, Inc.		42,200	2,877,618
Wabtec Corp.		444,000	46,566,720
			165,219,198
Professional Services - 0.2%
Nielsen Holdings PLC		1,306,000	36,123,960
Road & Rail - 2.3%
J.B. Hunt Transport Services, Inc.		730,858	86,928,251
Knight-Swift Transportation Holdings, Inc. Class A		354,100	12,209,368
Norfolk Southern Corp.		482,514	87,093,777
Union Pacific Corp.		984,800	160,354,984
			346,586,380
Trading Companies & Distributors - 1.0%
Bunzl PLC		322,820	10,153,025
Fastenal Co.		932,400	54,097,848
Howden Joinery Group PLC		446,100	2,726,404
MSC Industrial Direct Co., Inc. Class A		220,600	19,437,066
Watsco, Inc.		356,429	63,480,005
			149,894,348

TOTAL INDUSTRIALS			1,714,153,434

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.		3,578,673	174,102,441
Electronic Equipment & Components - 0.1%
Avnet, Inc.		253,600	11,353,672
Philips Lighting NV (d)		285,800	7,399,766
			18,753,438
Internet Software & Services - 0.8%
Alphabet, Inc.:
Class A (b)		53,663	64,775,534
Class C (b)		50,799	60,627,083
			125,402,617
IT Services - 2.9%
IBM Corp.		220,600	33,356,926
MasterCard, Inc. Class A		146,450	32,601,235
Paychex, Inc.		1,406,155	103,563,316
Unisys Corp. (b)(c)		1,824,517	37,220,147
Visa, Inc. Class A (a)		1,511,080	226,797,997
			433,539,621
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.		142,300	13,157,058
Applied Materials, Inc.		911,900	35,244,935
Lam Research Corp.		61,800	9,375,060
Qualcomm, Inc.		3,497,410	251,918,442
			309,695,495
Software - 6.6%
Micro Focus International PLC		1,899,540	35,325,473
Microsoft Corp. (a)		5,848,125	668,850,056
Oracle Corp.		3,926,282	202,439,100
SAP SE sponsored ADR		777,900	95,681,700
			1,002,296,329
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.		1,868,866	421,877,811
Western Digital Corp.		292,000	17,093,680
			438,971,491

TOTAL INFORMATION TECHNOLOGY			2,502,761,432

MATERIALS - 2.0%
Chemicals - 1.7%
CF Industries Holdings, Inc.		523,100	28,477,564
DowDuPont, Inc.		719,500	46,271,045
International Flavors & Fragrances, Inc.		173,400	24,123,408
LyondellBasell Industries NV Class A		496,300	50,875,713
Nutrien Ltd.		1,476,824	85,271,965
The Scotts Miracle-Gro Co. Class A		285,700	22,493,161
			257,512,856
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (c)		779,900	38,870,216

TOTAL MATERIALS			296,383,072

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.		327,100	47,527,630
CoreSite Realty Corp.		334,700	37,198,558
Equinix, Inc.		132,700	57,444,503
Omega Healthcare Investors, Inc.		294,700	9,657,319
Public Storage		184,300	37,160,409
Sabra Health Care REIT, Inc.		533,000	12,322,960
Simon Property Group, Inc.		41,900	7,405,825
Spirit MTA REIT		200,580	2,310,682
Spirit Realty Capital, Inc.		1,969,300	15,872,558
			226,900,444
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.		780,765	26,218,089
Verizon Communications, Inc.		3,897,282	208,075,886
			234,293,975
UTILITIES - 1.3%
Electric Utilities - 1.2%
Duke Energy Corp.		119,000	9,522,380
Exelon Corp.		2,243,790	97,963,871
PPL Corp.		1,507,200	44,100,672
Southern Co.		496,400	21,643,040
			173,229,963
Multi-Utilities - 0.1%
Sempra Energy		187,700	21,350,875

TOTAL UTILITIES			194,580,838

TOTAL COMMON STOCKS
(Cost $11,695,635,307)			14,769,705,976

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%		388,900	25,461,322
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		720,527,770	939,136
TOTAL PREFERRED STOCKS
(Cost $20,712,271)			26,400,458
		Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (Cost $13,277,549)(d)	EUR	12,000,000	12,845,997
		Shares	Value

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (e)(f)(g)
(Cost $28,952,535)		28,952,535	14,290,971

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.11% (h)		317,634,763	317,698,290
Fidelity Securities Lending Cash Central Fund 2.11% (h)(i)		50,769,945	50,775,022
TOTAL MONEY MARKET FUNDS
(Cost $368,473,312)			368,473,312
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,127,050,974)			15,191,716,714
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(17,360,640)
NET ASSETS - 100%			$15,174,356,074

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Citigroup, Inc.	Chicago Board Options Exchange	5,313	$38,115,462	$72.50	10/19/18	$(693,347)
Microsoft Corp.	Chicago Board Options Exchange	5,939	67,924,343	115.00	10/19/18	(1,018,539)
SunTrust Banks, Inc.	Chicago Board Options Exchange	2,404	16,056,316	75.00	10/19/18	(10,818)
SunTrust Banks, Inc.	Chicago Board Options Exchange	2,404	16,056,316	77.50	10/19/18	(7,212)
TJX Companies, Inc.	Chicago Board Options Exchange	4,223	47,306,046	97.50	10/19/18	(6,207,810)
Visa, Inc.	Chicago Board Options Exchange	1,585	23,789,265	145.00	10/19/18	(935,150)
Visa, Inc.	Chicago Board Options Exchange	1,585	23,789,265	150.00	10/19/18	(353,455)
TOTAL WRITTEN OPTIONS						$(9,226,331)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $233,037,013.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,245,763 or 0.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,290,971 or 0.1% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$28,952,535

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,021,903
Fidelity Securities Lending Cash Central Fund	141,898
Total	$1,163,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,272,814,230	$1,233,186,813	$39,627,417	$--
Consumer Staples	1,243,917,913	1,243,917,913	--	--
Energy	1,986,341,587	1,986,341,587	--	--
Financials	2,919,826,491	2,919,826,491	--	--
Health Care	2,203,193,882	2,020,023,872	183,170,010	--
Industrials	1,715,092,570	1,682,860,887	32,231,683	--
Information Technology	2,502,761,432	2,467,435,959	35,325,473	--
Materials	296,383,072	296,383,072	--	--
Real Estate	226,900,444	226,900,444	--	--
Telecommunication Services	234,293,975	234,293,975	--	--
Utilities	194,580,838	194,580,838	--	--
Corporate Bonds	12,845,997	--	12,845,997	--
Other	14,290,971	--	--	14,290,971
Money Market Funds	368,473,312	368,473,312	--	--
Total Investments in Securities:	$15,191,716,714	$14,874,225,163	$303,200,580	$14,290,971
Derivative Instruments:
Liabilities
Written Options	$(9,226,331)	$(9,226,331)	$--	$--
Total Liabilities	$(9,226,331)	$(9,226,331)	$--	$--
Total Derivative Instruments:	$(9,226,331)	$(9,226,331)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018